Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.60

Client	XXX
Transaction	AOMT 2023-3
Date	XXX
Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
2023030914	XXX	Note Date	XXX	XXX	Verified per Note.

Client	XXX
Transaction	AOMT 2023-3
Date	XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance
InterestRate	0	14	0.00%
PrepaymentPenaltyTotalTerm	0	14	0.00%
AmortizationType	0	14	0.00%
B1Citizen	0	14	0.00%
Term	0	14	0.00%
LTV	0	14	0.00%
CurrentUnpaidBalance	0	14	0.00%
LoanProgram	0	14	0.00%
DSCR	0	14	0.00%
CurrentInterestRate	0	14	0.00%
SellerLoanID	0	14	0.00%
PrepaymentPenaltyFlag	0	14	0.00%
PropertyType	0	14	0.00%
InterestOnlyFlag	0	14	0.00%
PropertyState	0	14	0.00%
LienPosition	0	14	0.00%
LoanOriginatorNameLenderCreditor	0	14	0.00%
LoanPurpose	0	14	0.00%
PropertyCity	0	14	0.00%
OriginatorDTI	0	14	0.00%
InterestOnlyTerm	0	14	0.00%
PropertyZipCode	0	14	0.00%
NumberofUnits	0	14	0.00%
InitialMonthlyPIOrIOPayment	0	14	0.00%
PropertyAddress	0	14	0.00%
LoanAmount	0	14	0.00%
B1LastName	0	14	0.00%
NoteDate	1	14	7.14%
MortgageOriginationChannel	0	14	0.00%
Occupancy	0	14	0.00%
FirstPaymentDate	0	14	0.00%
Margin	0	14	0.00%
CLTV	0	14	0.00%
BaseCLTV	0	14	0.00%
BaseLTV	0	14	0.00%
Total	1	490	0.20%